Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
4.	RELATED PARTY TRANSACTIONS

The Company’s Chief Executive Officer and the Company’s President, are married. The marital relationship between these two executive officers represents a related-party relationship under ASC 850-10-50-1.

While both individuals serve in executive leadership positions, all compensation with each officer has been approved by the Company’s Board of Directors, excluding the related parties, to ensure such arrangements are on terms deemed reasonable and consistent with arms-length practices.

No additional related-party transactions between the Chief Executive Officer, the President, and the Company were identified beyond their normal compensation arrangements disclosed elsewhere in these consolidated financial statements.

On July 10, 2025 the Chief Executive Officer loaned the Company $200,000. On July 21, 2025 the loan was repaid.

On November 24, 2025, the CEO signed a promissory note with the Company for $250,000.

On December 4, 2025, the CEO signed a promissory note with the Company for $250,000.

On December 9, 2025, the CEO signed a promissory note with the Company for $250,000.

On December 9, 2025, the CEO signed a promissory note with the Company for $250,000.

All notes expire at the annual date from issuance and accrue interest at 7% per annum.

As of December 31, 2025, the Chief Executive Officer had $802,633, the President $1,195,833 and the Chief Financial Officer $116,021, respectively, in accrued compensation that they have voluntarily deferred until future periods. Payments of $600,000 $295,000 and $104,026 were made to the Chief Executive Officer, President and Chief Financial Officer respectively for year ended December 31, 2025.

At December 31, 2024, the Chief Executive Officer had $802,083, the President $791,383 and the Chief Financial Officer $85,000, respectively, in accrued compensation that they have voluntarily deferred until future periods. Payments of $40,700, $130,000 and $35,000 were made to each respectively during the year ended December 31, 2024.